Pension And Other Postretirement Benefits (Schedule Of Portfolio Asset Mix) (Details)	12 Months Ended
Dec. 31, 2015
Domestic Equities [Member] | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Equities, Minimum	25.00%
Equities, Maximum	45.00%
Domestic Equities [Member] | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Equities, Minimum	35.00%
Equities, Maximum	55.00%
International Equities [Member] | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Equities, Minimum	15.00%
Equities, Maximum	25.00%
International Equities [Member] | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Equities, Minimum	15.00%
Equities, Maximum	25.00%
Fixed Income [Member] | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Equities, Minimum	23.00%
Equities, Maximum	37.00%
Fixed Income [Member] | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Equities, Minimum	20.00%
Equities, Maximum	50.00%
Real Estate/Private Equity/Hedge Funds [Member] | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Equities, Minimum	0.00%
Equities, Maximum	15.00%
Real Estate/Private Equity/Hedge Funds [Member] | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Equities, Minimum	0.00%
Equities, Maximum	0.00%
Short-Term Investments [Member] | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Equities, Minimum	0.00%
Equities, Maximum	10.00%
Short-Term Investments [Member] | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Equities, Minimum	0.00%
Equities, Maximum	10.00%